Property plant and equipment net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Subtotal	$ 3,122,015	$ 17,421,368
Construction in progress	0	5,162,523
Less: accumulated depreciation	(1,109,060)	(8,749,498)
Property, plant and equipment, net	2,012,955	13,834,393
Machinery and Equipment [Member]
Subtotal	2,356,528	9,498,312
Vehicles [Member]
Subtotal	25,347	215,198
Property and Building [Member]
Subtotal	740,140	7,621,567
Office Equipment [Member]
Subtotal	$ 0	$ 86,291